Effects on Initial Application of IFRS 15 and Information for the Year Ended December 31, 2017 in Conformity With IAS 18 - Impact and Description on Consolidated Statement of Financial Position and Statement of Comprehensive Income (Detail)
$ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Contract assets	$ 377,869		$ 299,835			$ 254,997
Inventories	1,767,642		1,778,835		$ 59,099
Deferred tax assets	194,552		226,716	$ 212,372	6,505
Contract liabilities	1,231		1,432			$ 1,152
Receipts in advance	988		1,013		33
Current provisions	1,998		29,352		67
Retained earnings	4,651,215		3,602,663		$ 155,507
Revenue	20,337,881	$ 679,969	18,480,027	17,940,855
Cost of revenue	(16,411,742)	(548,704)	(15,050,032)	(14,703,729)
Operating expenses	92,928	3,107	147,514	692,834
Other non-operating income (expenses), net	(73,287)	(2,450)	173,070	(327,620)
Income tax expense	513,679	17,174	456,618	550,487
Profit for the year	$ 2,508,574	$ 83,871	1,325,824	$ 2,796,882
IFRS 15 [member]
Disclosure of financial assets [Line Items]
Contract assets			299,835
Inventories			1,778,835
Deferred tax assets			226,716
Contract liabilities			1,432
Receipts in advance			1,013
Current provisions			29,352
Current refund liabilities			32,627
Retained earnings			3,602,663
Revenue			18,480,027
Cost of revenue			(15,050,032)
Operating expenses			(1,477,788)
Other non-operating income (expenses), net			173,070
Income tax expense			(456,618)
Profit for the year			$ 1,325,824
Earnings per share (in dollars)
Basic | $ / shares			$ 1.65
Diluted | $ / shares			$ 1.63
Previously stated [member]
Disclosure of financial assets [Line Items]
Inventories			$ 2,016,106
Deferred tax assets			226,635
Receipts in advance			2,445
Current provisions			61,979
Retained earnings			3,540,018
Revenue			18,434,763
Cost of revenue			(15,021,266)
Operating expenses			(1,477,653)
Other non-operating income (expenses), net			173,476
Income tax expense			(465,392)
Profit for the year			$ 1,301,093
Earnings per share (in dollars)
Basic | $ / shares			$ 1.62
Diluted | $ / shares			$ 1.60
Increase (decrease) due to changes in accounting policy [member]
Disclosure of financial assets [Line Items]
Contract assets			$ 299,835
Inventories			(237,271)
Deferred tax assets			81
Contract liabilities			1,432
Receipts in advance			(1,432)
Current provisions			(32,627)
Current refund liabilities			32,627
Retained earnings			62,645
Revenue			45,264
Cost of revenue			(28,766)
Operating expenses			(135)
Other non-operating income (expenses), net			(406)
Income tax expense			8,774
Profit for the year			$ 24,731
Earnings per share (in dollars)
Basic | $ / shares			$ 0.03
Diluted | $ / shares			$ 0.03